Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 170,060	$ 142,888
Amortization expense	169,000	15,000
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation	170,000	128,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 18,000	$ 28,000